Accounts Receivable Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables	$ 246,528	$ 226,577
Other current receivables	2,974	3,542
Accounts Receivable, gross	249,502	230,119
Less allowances	(4,081)	(6,069)
Total	$ 245,421	$ 224,050